Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Financial Instruments
Schedule of fair value of the derivative liabilities

	December 31,	June 30,
	2020	2021
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	20,337	14,768
Total	20,337	14,768
Derivative financial instruments, current liability	8,185	7,632
Derivative financial instruments, non-current liability	12,152	7,136
Total	20,337	14,768